Mortgage Loans Payable (Details) - Schedule of outstanding mortgage loans payable secured by properties (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Mortgage Loans Payable (Details) - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Principal Outstanding	$ 2,337.5		$ 2,307.7
Fair Value Adjustment(3)	36.3	[1]	(28.6)	[1]
Total mortgage loans payable	2,373.8		2,279.1
Wilshire Rodeo Plaza [Member]
Mortgage Loans Payable (Details) - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	5.28% paid monthly	[2],[3]
Principal Outstanding		[3]	112.7	[3]
Maturity	April 11, 2014	[3]
High Street 99 [Member]
Mortgage Loans Payable (Details) - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	5.52% paid monthly	[2]
Principal Outstanding	185.0		185.0
Maturity	November 11, 2015
Lincoln Centre [Member]
Mortgage Loans Payable (Details) - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	5.51% paid monthly	[2]
Principal Outstanding	153.0		153.0
Maturity	February 1, 2016
Charleston Plaza [Member]
Mortgage Loans Payable (Details) - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	5.60% paid monthly	[2],[3],[4]
Principal Outstanding	35.5	[3],[4]	36.2	[3],[4]
Maturity	September 11, 2016	[3],[4]
The Legend at Kierland [Member]
Mortgage Loans Payable (Details) - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	4.97% paid monthly	[2],[3],[5]
Principal Outstanding	21.8	[3],[5]	21.8	[3],[5]
Maturity	August 1, 2017	[3],[5]
The Tradition at Kierland [Member]
Mortgage Loans Payable (Details) - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	4.97% paid monthly	[2],[3],[5]
Principal Outstanding	25.8	[3],[5]	25.8	[3],[5]
Maturity	August 1, 2017	[3],[5]
Mass Court [Member]
Mortgage Loans Payable (Details) - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	2.88% paid monthly	[2],[3]
Principal Outstanding	92.6	[3]	92.6	[3]
Maturity	September 1, 2019	[3]
Red Canyon at Palomino Park [Member]
Mortgage Loans Payable (Details) - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	5.34% paid monthly	[2],[3],[6]
Principal Outstanding	27.1	[3],[6]	27.1	[3],[6]
Maturity	August 1, 2020	[3],[6]
Green Riverat Palomino Park [Member]
Mortgage Loans Payable (Details) - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	5.34% paid monthly	[2],[3],[6]
Principal Outstanding	33.2	[3],[6]	33.2	[3],[6]
Maturity	August 1, 2020	[3],[6]
Blue Ridge at Palomino Park [Member]
Mortgage Loans Payable (Details) - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	5.34% paid monthly	[2],[3],[6]
Principal Outstanding	33.4	[3],[6]	33.4	[3],[6]
Maturity	August 1, 2020	[3],[6]
Ashford Meadows [Member]
Mortgage Loans Payable (Details) - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	5.17% paid monthly	[2],[3]
Principal Outstanding	44.6	[3]	44.6	[3]
Maturity	August 1, 2020	[3]
The Corner [Member]
Mortgage Loans Payable (Details) - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	4.66% paid monthly	[2],[3]
Principal Outstanding	105.0	[3]	105.0	[3]
Maturity	June 1, 2021	[3]
The Palatine [Member]
Mortgage Loans Payable (Details) - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	4.25% paid monthly	[2],[3]
Principal Outstanding	80.0	[3]	80.0	[3]
Maturity	January 10, 2022	[3]
The Forum at Carlsbad [Member]
Mortgage Loans Payable (Details) - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	4.25% paid monthly	[2],[3]
Principal Outstanding	90.0	[3]	90.0	[3]
Maturity	March 1, 2022	[3]
The Colorado [Member]
Mortgage Loans Payable (Details) - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	3.69% paid monthly	[2],[3]
Principal Outstanding	91.7	[3]	91.7	[3]
Maturity	November 1, 2022	[3]
The Legacy at Westwood [Member]
Mortgage Loans Payable (Details) - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	3.69% paid monthly	[2],[3]
Principal Outstanding	46.7	[3]	46.7	[3]
Maturity	November 1, 2022	[3]
Regents Court [Member]
Mortgage Loans Payable (Details) - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	3.69% paid monthly	[2],[3]
Principal Outstanding	39.6	[3]	39.6	[3]
Maturity	November 1, 2022	[3]
The Caruth [Member]
Mortgage Loans Payable (Details) - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	3.69% paid monthly	[2],[3]
Principal Outstanding	45.0	[3]	45.0	[3]
Maturity	November 1, 2022	[3]
Fourth And Madison [Member]
Mortgage Loans Payable (Details) - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	3.75% paid monthly	[2],[3]
Principal Outstanding	200.0	[3]	200.0	[3]
Maturity	June 1, 2023	[3]
Pennsylvania Avenue 1001 [Member]
Mortgage Loans Payable (Details) - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	3.70% paid monthly	[2]
Principal Outstanding	330.0		330.0
Maturity	June 1, 2023
Fremont 50 [Member]
Mortgage Loans Payable (Details) - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	3.75% paid monthly	[2],[3],[7]
Principal Outstanding	200.0	[3],[7]	200.0	[3],[7]
Maturity	June 1, 2023	[3],[7]
H Street 1401 [Member]
Mortgage Loans Payable (Details) - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	3.65% paid monthly	[2],[3],[8]
Principal Outstanding	115.0	[3],[8]	109.3	[3],[8]
Maturity	November 5, 2024	[3],[8]
Third Avenue 780 [Member] | Loan A [Member]
Mortgage Loans Payable (Details) - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	3.55% paid monthly	[2],[3]
Principal Outstanding	150.0	[3]	150.0	[3]
Maturity	August 1, 2025	[3]
Third Avenue 780 [Member] | Loan B [Member]
Mortgage Loans Payable (Details) - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	3.55% paid monthly	[2],[3]
Principal Outstanding	20.0	[3]	20.0	[3]
Maturity	August 1, 2025	[3]
Second Street 55 [Member]
Mortgage Loans Payable (Details) - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	3.74% paid monthly	[3]
Principal Outstanding	137.5	[3]		[3]
Maturity	October 1, 2026	[3]
Publix at Weston Commons [Member]
Mortgage Loans Payable (Details) - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	5.08% paid monthly	[2],[3]
Principal Outstanding	$ 35.0	[3]	$ 35.0	[3]
Maturity	January 1, 2036	[3]

[1]	The fair value adjustment consists of the difference (positive or negative) between the principal amount of the outstanding debt and the fair value of the outstanding debt. See Note 1-Organization and Significant Accounting Policies.
[2]	Interest rates are fixed, unless stated otherwise.
[3]	These properties are each owned by separate wholly owned subsidiaries of TIAA for benefit of the Account. The assets and credit of each of these borrowings entities are not available to satisfy the debts and other obligations of the Account or any other entity or person other than such borrowing entity.
[4]	The mortgage is adjusted monthly for principal payments.
[5]	Represents mortgage loans on these individual properties which are held within the Kierland Apartment portfolio.
[6]	Represents mortgage loans on these individual properties which are held within the Palomino Park portfolio.
[7]	This property was sold on February 12, 2015.
[8]	Mortgage loan was refinanced on October 7, 2014 into a 10-year $115.0 million interest only loan at 3.65% with a maturity date of November 5, 2024.